Fair value disclosures (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash and short-term investments	$ 3,057	$ 3,592	$ 4,867	$ 2,736
Available-for-sale securities	1,447	1,370	1,322
Liabilities
Short-term borrowings	3,988	4,056	4,083
Carrying Amount
Assets
Cash and short-term investments	3,057	3,592	4,867
Restricted cash and short-term investments	87	91	37
Available-for-sale securities	1,447	1,370	1,322
Finance receivables-net (excluding finance leases)	12,689	12,568	13,077
Wholesale inventory receivables-net (excluding finance leases)	1,591	1,062	660
Foreign currency contracts-net	(89)	63	192
Interest rate swaps-net	241	187	34
Commodity contracts-net	(7)	17	10
Securitized retained interests			102
Liabilities
Short-term borrowings	3,988	4,056	4,083
Guarantees	7	10	17
Carrying Amount | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	8,973	5,000	5,954
Carrying Amount | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	21,631	19,362	21,594
Fair Value
Assets
Cash and short-term investments	3,057	3,592	4,867
Restricted cash and short-term investments	87	91	37
Available-for-sale securities	1,447	1,370	1,322
Finance receivables-net (excluding finance leases)	12,516	12,480	13,234
Wholesale inventory receivables-net (excluding finance leases)	1,505	1,017	646
Foreign currency contracts-net	(89)	63	192
Interest rate swaps-net	241	187	34
Commodity contracts-net	(7)	17	10
Securitized retained interests			102
Liabilities
Short-term borrowings	3,988	4,056	4,083
Guarantees	7	10	17
Fair Value | Machinery and Power Systems
Liabilities
Long-term debt (including amounts due within one year)	10,737	5,968	6,674
Fair Value | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	22,674	20,364	22,367
Carrying amount of assets excluded from measurement at fair value
Assets
Finance leases	$ 7,324	$ 7,292	$ 7,780